March 1, 2023
Pioneer Funds
Supplement to the Prospectuses, as in effect and as may be amended from time to time, for:
Fund	Date of Prospectus
Amundi Climate Transition Core Bond Fund	October 18, 2022
Pioneer AMT-Free Municipal Fund	April 1, 2022
Pioneer Balanced ESG Fund	December 1, 2022
Pioneer Bond Fund	November 1, 2022
Pioneer CAT Bond Fund	December 5, 2022
Pioneer Core Equity Fund	May 1, 2022
Pioneer Corporate High Yield Fund	December 28, 2022
Pioneer Disciplined Growth Fund	December 28, 2022
Pioneer Disciplined Value Fund	December 28, 2022
Pioneer Emerging Markets Equity Fund	February 1, 2023
Pioneer Fund	May 1, 2022
Pioneer Fundamental Growth Fund	August 1, 2022
Pioneer Global Sustainable Equity Fund	December 28, 2022
Pioneer Global Sustainable Growth Fund	February 1, 2023
Pioneer Global Sustainable Value Fund	February 1, 2023
Pioneer High Income Municipal Fund	December 28, 2022
Pioneer International Equity Fund	April 1, 2022
Pioneer Intrinsic Value Fund	February 1, 2023
Pioneer Multi-Asset Income Fund	December 1, 2022
Pioneer Multi-Asset Ultrashort Income Fund	August 1, 2022, as revised August 12, 2022
Pioneer Real Estate Shares	May 1, 2022
Pioneer Securitized Income Fund	December 1, 2022
Pioneer Select Mid Cap Growth Fund	April 1, 2022
Pioneer Short Term Income Fund	December 28, 2022
Pioneer Solutions – Balanced Fund	December 1, 2022
Pioneer Strategic Income Fund	February 1, 2023
Pioneer U.S. Government Money Market Fund	May 1, 2022

Effective March 1, 2023, the following replaces the corresponding information under the heading below.
In the Fund Summary section - Purchase and sale of fund shares
You may purchase, exchange or sell (redeem) shares each day the New York Stock Exchange is open through your financial intermediary or, for accounts held directly with the fund, by contacting the fund in writing or by telephone: Pioneer Funds, P.O. Box 534427, Pittsburgh, PA 15253-4427, tel. 1-800-225-6292.

In the Buying, exchanging and selling shares section – Opening your account
Call or write to the fund for account applications, account options forms and other account information:
Pioneer Funds
P.O. Box 534427
Pittsburgh, PA 15253-4427
Telephone 1-800-225-6292
In the Buying, exchanging and selling shares section – How to contact us
By mail
Send your written instructions to:
Pioneer Funds
P.O. Box 534427
Pittsburgh, PA 15253-4427
33232-00-0323
©2023 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC